DISCLOSURE OF OTHER INFORMATION (Details Textual) - USD ($) $ in Thousands				1 Months Ended			12 Months Ended
	Dec. 10, 2024	Oct. 24, 2024	May 10, 2023	Dec. 31, 2022	May 31, 2022	Nov. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 17, 2024
Statement [Line Items]
Issued capital							$ 1,103,618	$ 803,618
Dividends paid, classified as financing activities							94,637	282,728	$ 380,969
Cost of inventories recognised as expense during period							4,522,430	4,616,212	4,185,527
Cost of Rendering Services							$ 111,719	$ 127,883	88,969
Capital increase		$ 300,000
Number of shares issued and fully paid							125,042,124	120,474,350		4,567,774
Dividends paid	$ 94,397		$ 279,622	$ 183,971	$ 192,132	$ 271,000	$ 206,909	$ 92,923	440,324
Percentage of dividend paid	15.00%		50.00%	20.00%
Parent [member]
Statement [Line Items]
Dividends paid, classified as financing activities							94,397	279,622
Final dividend [Member]
Statement [Line Items]
Dividends paid							$ 206,684		$ 92,719
Additional Provision For Dividend							10.00%
Ordinary shares [member]
Statement [Line Items]
Issued capital							$ 1,103,618	$ 803,618
Number of shares issued and fully paid							125,042,124	120,474,350